Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Contracts	25	27
Pre- modification Outstanding Recorded Investment	$ 2,164	$ 1,256
Post- modification Outstanding Recorded Investment	$ 2,122	$ 1,261
Residential Portfolio Segment [Member]
Number of Contracts	4	4
Pre- modification Outstanding Recorded Investment	$ 251	$ 476
Post- modification Outstanding Recorded Investment	$ 263	$ 478
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	1	1
Pre- modification Outstanding Recorded Investment	$ 1,274	$ 209
Post- modification Outstanding Recorded Investment	$ 1,274	$ 209
Consumer Portfolio Segment [Member]
Number of Contracts	18	21
Pre- modification Outstanding Recorded Investment	$ 382	$ 527
Post- modification Outstanding Recorded Investment	$ 384	$ 530
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Number of Contracts	2	1
Pre- modification Outstanding Recorded Investment	$ 257	$ 44
Post- modification Outstanding Recorded Investment	$ 201	$ 44